SCHEDULE OF FUTURE MATURITIES OF NOTES PAYABLE (Details) - Yerbae Brands Corp [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
2025	$ 4,759,453
2026	10,977
Total payments	4,770,430
Debt discount	(432,253)
Balance	$ 4,338,177	$ 2,574,216